11. TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
Trade and Other Receivables
TRADE AND OTHER RECEIVABLES

11. TRADE AND OTHER RECEIVABLES

As at December 31,	2017	2016
Trade receivables	$61,177	$51,480
Trade receivables due from related parties (Note 33)	82	77
Less: Allowance for doubtful accounts	(2,662)	(3,514)
Net trade receivables	58,597	48,043
Other receivables	6,389	7,847
Other receivables due from related parties (Note 33)	—	(251)
Trade and other receivables	$64,986	$55,639

Allowance for doubtful accounts

The movement in the allowance for doubtful accounts was as follows:

Years ended December 31,	2017	2016
Allowance for doubtful accounts, beginning of year	$3,514	$3,779
(Reversals) provisions for impaired receivables	(110)	201
Receivables written off	(586)	(628)
Impact of foreign exchange	(156)	162
Allowance for doubtful accounts, end of year	$2,662	$3,514